UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21493

Name of Fund: BlackRock Strategic Dividend AchieversTM Trust (BDT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Strategic Dividend AchieversTM Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Automotive—2.2%
182,400	Genuine Parts Co.	$7,316,064

	Basic Materials—3.0%
172,000	RPM Intl., Inc.	3,526,000
108,600	Sonoco Products Co.	3,542,532
47,600	Stepan Co.	2,730,336

		9,798,868

	Building & Development—3.6%
82,200	ABM Industries, Inc.	1,967,046
435,100	D.R. Horton, Inc.	4,838,312
312,600	Masco Corp.	5,154,774

		11,960,132

	Consumer Products—20.1%
138,800	Avery Dennison Corp.	6,108,588
134,000	Clorox Co.	7,303,000
343,500	H&R Block, Inc.	8,357,355
187,800	Harley-Davidson, Inc.	7,106,352
64,000	Hillenbrand, Inc.	1,481,600
73,300	HNI Corp.	1,586,945
51,600	Lancaster Colony Corp.	1,677,516
106,000	Meridian Bioscience, Inc.	2,757,060
76,800	Polaris Industries, Inc.	3,287,040
129,000	Sherwin-Williams Co. (The)	6,869,250
69,800	Stanley Works (The)	3,104,704
195,500	SUPERVALU, INC.	5,008,710
130,500	Talbots, Inc.	1,828,305
57,400	Universal Corp.	2,962,988
94,100	VF Corp.	6,735,678

		66,175,091

	Energy—17.7%
50,400	American States Water Co.	1,820,448
216,500	Aqua America, Inc.	3,431,525
174,200	Atmos Energy Corp.	4,611,074
99,200	Black Hills Corp.	3,201,184
46,400	California Water Service Group	1,704,736
97,900	Integrys Energy Group, Inc.	4,998,774
146,000	MDU Resources Group, Inc.	4,658,860
54,200	MGE Energy, Inc.	1,902,962
76,800	National Fuel Gas Co.	3,823,872
70,500	New Jersey Resources Corp.	2,403,345
42,600	Northwest Natural Gas Co.	1,927,650
51,500	Otter Tail Corp.	2,335,010
139,300	Peidmont Natural Gas Co.	3,730,454
106,700	Pinnacle West Capital Corp.	3,581,919
151,200	UGI Corp.	4,091,472
175,300	Vectren Corp.	5,118,760
149,000	WGL Holdings, Inc.	5,144,970

		58,487,015

	Financial Institutions—25.0%
212,700	American Capital Ltd.	4,322,064
115,500	Arthur J. Gallagher & Co.	2,937,165
140,800	Associated Banc-Corp	2,349,952
156,900	BancorpSouth, Inc.	3,341,970
64,500	Bank of Hawaii Corp.	3,250,155
76,600	Chemical Financial Corp.	2,035,262
190,842	Cincinnati Financial Corp.	5,313,041
151,100	Comerica, Inc.	4,339,592
74,600	Community Bank System, Inc.	1,760,560
41,940	Erie Indemnity Co., Class A	1,832,778
86,200	First Busey Corp.	1,225,764
174,400	FirstMerit Corp.	3,432,192
114,100	FNB Corp.	1,292,753
244,125	Fulton Financial Corp.	2,573,078
50,000	Harleysville Group, Inc.	1,781,500
63,800	Harleysville National Corp.	916,806
77,400	M&T Bank Corp.	5,447,412
227,198	Marshall & Ilsley Corp.	3,453,410
73,600	Mercury General Corp.	3,717,536

Shares	Common Stocks	Value

	Financial Institutions— (cont’d)
101,200	Old National Bancorp	$1,536,216
211,000	Old Republic Intl. Corp.	2,215,500
25,200	Park National Corp.	1,578,276
59,800	S&T Bancorp, Inc.	2,005,692
78,900	Susquehanna Bancshares, Inc.	1,129,848
285,400	Synovus Financial Corp.	2,714,154
150,000	TCF Financial Corp.	1,912,500
80,900	Trustmark Corp.	1,461,054
67,900	United Bankshares, Inc.	1,710,401
193,080	Valley National Bancorp	3,811,399
161,810	Washington Federal, Inc.	3,009,666
68,400	WesBanco, Inc.	1,558,836
112,200	Wilmington Trust Corp.	2,644,554

		82,611,086

	Health Care—0.6%
64,000	Hill-Rom Holdings, Inc.	1,797,760

	Industrials—10.2%
31,675	A.O. Smith Corp.	1,257,498
146,500	Bemis Co., Inc.	4,125,440
133,575	Dover Corp.	6,629,327
193,300	Leggett & Platt, Inc.	3,769,350
131,500	LSI Industries, Inc.	1,213,745
74,600	McGrath RentCorp	2,146,988
97,600	Vulcan Materials Co.	6,264,944
92,000	W.W. Grainger, Inc.	8,234,920

		33,642,212

	Media—1.7%
189,900	Gannet Co., Inc.	3,440,988
169,800	New York Times Co. (The), Class A	2,137,782

		5,578,770

	Real Estate Investment Trust—10.1%
94,000	CBL & Associates Properties, Inc.	1,825,480
62,100	Developers Diversified Realty Corp.	1,984,716
91,000	Duke Realty Corp.	2,250,430
44,400	EastGroup Properties, Inc.	2,060,160
97,300	HCP, Inc.	3,509,611
132,000	Lexington Realty Trust	1,900,800
71,500	Liberty Property Trust	2,602,600
148,200	National Retail Properties, Inc.	3,132,948
122,700	Realty Income Corp.	3,090,813
120,800	UDR, Inc.	3,085,232
89,200	Universal Health Realty Income Trust	3,119,324
70,500	Washington Real Estate Investment Trust	2,415,330
81,150	Weingarten Realty Investors	2,474,263

		33,451,707

	Technology—4.0%
222,800	Linear Technology Corp.	6,917,940
197,700	Pitney Bowes, Inc.	6,265,113

		13,183,053

	Total Common Stocks (Cost—$354,766,043)—98.2%	324,001,758

	Short-Term Securities

	Money Market Fund—1.8%
5,865,122	Fidelity Institutional Money Market Prime Portfolio, 2.45%(a)	5,865,122

	Total Short-Term Securities (Cost—$5,865,122)—1.8%	5,865,122

	Total Investments (Cost—$360,631,165*)—100.0%	329,866,880
	Other Assets in Excess of Liabilities—0.0%	64,921

	Net Assets—100.0%	$329,931,801

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(continued)	(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$359,322,300

	Gross unrealized appreciation	$34,429,780
	Gross unrealized depreciation	(63,885,200)

	Net unrealized depreciation	$(29,455,420)

(a)   Represents current yield as of report date.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the Securities and Exchange Commission. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Dividend AchieversTM Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Strategic Dividend AchieversTM Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Dividend AchieversTM Trust

Date: September 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Dividend AchieversTM Trust

Date: September 19, 2008